Equity (Details) - Schedule of Stock-Based Awards Outstanding - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NIS 13.78 – NIS 19.4 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares	677,346	270,048
Weighted average remaining contractual life (years)	7 years 3 months 18 days	9 years 1 month 6 days
NIS 23.4 – NIS 26.0 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares	274,466	274,466	230,750
Weighted average remaining contractual life (years)	2 years 9 months 18 days	3 years 9 months 18 days	4 years 6 months
USD 10 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares	195,000	195,000	207,500
Weighted average remaining contractual life (years)	2 years 2 months 12 days	3 years 2 months 12 days	4 years 3 months 18 days
NIS 40 NIS 60 NIS 80 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares	300,000
Weighted average remaining contractual life (years)	9 years 2 months 12 days
NIS 13.78 NIS 80 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares	1,446,812	739,514	438,250
Weighted average remaining contractual life (years)	6 years 1 month 6 days	5 years 7 months 6 days	4 years 4 months 24 days